Other Operating Income and Expenses - Schedule of Other Operating Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income from assets received in lieu of payment
Gain on sales of assets received in lieu of payment	$ 5,449	$ 8,562	$ 5,566
Other income	13,163	30	2,578
Subtotals	18,612	8,592	8,144
Other income
Compensations from insurance companies	6	53
Gain on sale of property, plant and equipment	2,248	5,519	14,119
Recovery of leased assets	73	1,349	522
Other operating income, subsidiaries	3,020	2,158	3,092
Gain on sale of leased assets	1,914	1,447	19
Other operating income	432	199	173
Marketing contribution, insurance companies	4,538	3,626	4,128
Other operating income, leases	267	724	446
Other income for recovery foreign expenses	747	620	420
Recoveries from expenses provisions	7,243	1,166	2,352
Other income	5,872	1,203	8,117
Subtotals	26,360	18,064	33,388
Totals	44,972	$ 26,656	$ 41,532
Credit card loyalty benefits expenses	$ 7,515